Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision are:
Years Ended December 31,
	2020	2019	2018
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

Schedule of Reconciliation of Income Taxes Provision

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2020	2019	2018
(Loss) income before income tax	$(6,951,698)	$(1,673,735)	$140,988
Computed income tax expense (benefit) with statutory income tax rate	(1,737,925)	(418,434)	35,247
Effect of tax holiday and preferential tax rate	16,759	25,045	21,841
Effect of different tax rates in other jurisdictions	1,281,519	130,962	100,390
Effect of different tax rates for the TAC/KSO operations	(86,668)	(41,896)	36,286
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	520,007	251,378	(217,714)
Change in valuation allowance	6,308	52,945	23,950
Total income tax provision	$-	$-	$-

Schedule of Components of Deferred Tax Assets

The components of the deferred tax assets are as follows:

	As of December 31,
	2020	2019
Tax loss carry forwards	$83,203	$76,895
Total deferred tax assets, gross	83,203	76,895
Valuation allowance	(83,203)	(76,895)
Total deferred tax assets, net	$-	$-